Related Party Transactions (Narrative) (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($) employee office
Related Party Transaction [Line Items]
Management fee expense, percent of equity below threshold			0.75%
Management fee expense, percent of equity above threshold			1.00%
Management fee expense, Shareholders' equity threshold	$ 2,500,000,000.0	$ 2,500,000,000.0	$ 2,500,000,000.0
Management fee paid with common stock, period of restriction from selling stock			2 years
Management contract, period			1 year
Management fee expense			$ 0
General and Administrative Expense
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		2,000,000
iStar Inc.
Related Party Transaction [Line Items]
Number of years as active real estate investor (over)			20 years
Real estate investments, aggregate transactions, value	35,000,000,000	$ 35,000,000,000	$ 35,000,000,000
Assets				$ 5,800,000,000
Entity number of employees | employee				189
Number of regional offices | office				7
iStar Inc. | General and Administrative Expense
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 600,000